Income Taxes - Provision/(Benefit) for Income Taxes Attributable to Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Dutch	$ 8	$ 1	$ 13
Non-Dutch	95	127	109
Total current income tax provision (benefit)	103	128	122
Deferred:
Dutch	(1)	(13)	(3)
Non-Dutch	22	(111)	(173)
Total deferred income tax provision (benefit)	21	(124)	(176)
Total (benefit)/provision for income taxes	$ 124	$ 4	$ (54)